CAPITAL AND RESERVES (Details) $ / shares in Units, $ in Millions		6 Months Ended		12 Months Ended
	Mar. 23, 2026 USD ($)	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2026 $ / shares
CAPITAL AND RESERVES
Number of shares issued for settlement | shares		1,915,725
Par value per share | $ / shares					$ 0.00001
Class A ordinary shares issued to depositary bank, shares | shares		75,000,000		75,000,000
Number of shares issued for exercise of share options | shares		3,850,311
Proceeds from stock options exercised		¥ 21,000,000
Proceeds from consideration, share depositary bank				¥ 0
Number of shares issued for settlement of vested restricted stock units from share depositary bank | shares		34,788,501
Number of shares issued for exercise of share options from share depositary bank | shares		17,922,804
Treasury shares		¥ 684,809,000
Number of vested RSUs and exercise of vested share options | shares		22,288,695
Beginning balance		¥ 7,900,174,000	¥ 7,066,019,000	7,066,019,000
Loss for the period		(789,750,000)	(791,517,000)
Foreign currency translation adjustment, net of nil income taxes		(18,942,000)
Net of income taxes		0	0
Share-based compensation expenses		119,210,000	219,522,000
Ending balance		6,395,302,000	6,463,756,000	7,900,174,000
Dividends declared or paid		0	¥ 0
Share-based compensation reserve
CAPITAL AND RESERVES
Beginning balance		2,523,287,000
Share-based compensation expenses		119,210,000
Ending balance		2,642,497,000		2,523,287,000
Translation reserve
CAPITAL AND RESERVES
Beginning balance		(318,313,000)
Foreign currency translation adjustment, net of nil income taxes		(172,106,000)
Net of income taxes		0
Ending balance		(490,419,000)		(318,313,000)
Other reserves
CAPITAL AND RESERVES
Beginning balance		1,018,848,000
Ending balance		1,018,848,000		1,018,848,000
Accumulated losses
CAPITAL AND RESERVES
Beginning balance		(10,286,252,000)
Loss for the period		(789,750,000)
Ending balance		¥ (11,076,002,000)		(10,286,252,000)
Class A ordinary shares
CAPITAL AND RESERVES
Number of shares | shares		972,508,041
Share capital		¥ 69,000		69,000
Repurchase amount | $	$ 100
Share repurchase period	12 months
Class A ordinary shares | Nasdaq Stock Market
CAPITAL AND RESERVES
Shares repurchased | shares		13,006,299
Class A ordinary shares | HKEX
CAPITAL AND RESERVES
Shares repurchased | shares		27,447,800
Class B ordinary shares
CAPITAL AND RESERVES
Number of shares | shares		54,814,423
Share capital		¥ 4,000		¥ 4,000